LIBERTY INCOME FUND

                           Supplement to Prospectuses
                             Dated November 1, 2002

         The section MANAGING THE FUND; PORTFOLIO MANAGERS is revised in its entirety to read as follows:

Michael T. Kennedy, CFA, a senior vice president of Stein Roe, is co-manager of the Fund and was co-manager of the SR&F Income Portfolio (the master fund in which the Fund invested under a master-feeder structure until July 2002) from December 2000 until July 2002. Mr. Kennedy has been portfolio manager of other Stein Roe fixed income funds since 1988. Mr. Kennedy is a chartered investment counselor.

Kevin L. Cronk, CFA, a vice president of Stein Roe and a member of its High Yield Portfolio Management Team, has co-managed the Fund since March 2003. Mr. Cronk joined Colonial Management Associates, Inc. (Colonial), an affiliate of Stein Roe, in August 1999 as a senior research analyst specializing in the chemicals, healthcare and telecom industries. Prior to joining Colonial, Mr. Cronk was an investment associate in the High Yield Group at Putnam Investments from May 1996 to July 1999.

Thomas A. LaPointe, CFA, a vice president of Stein Roe and a member of its High Yield Portfolio Management Team, has co-managed the Fund since March 2003. Mr. LaPointe joined Colonial Management Associates, Inc. (Colonial), an affiliate of Stein Roe, in February 1999 as a senior member of the Fixed Income Department's research group and has provided high yield analytical support to mutual funds investing in the metals, gaming and European telecom industries. Prior to joining Colonial, Mr. LaPointe was a convertible arbitrage analyst at the Canadian Imperial Bank of Commerce from April 1998 to February 1999, and a high yield analyst at AIG Global Investment Corp. from 1994 to 1998.

June M. Giroux, CFA, a vice president of Stein Roe and a member of its High Yield Portfolio Management Team, has co-managed the Fund since March 2003. Ms. Giroux joined Colonial Management Associates, Inc. (Colonial), an affiliate of Stein Roe, in September 2000 as a senior research analyst specializing in the energy, information technology and packaging industries, as well as in special situations. Prior to joining Colonial, Ms. Giroux was a vice president and senior high yield analyst at State Street Research & Management from March 1996 to August 2000.




751-36/090N-0303                                                   March 7, 2003




                         LIBERTY INTERMEDIATE BOND FUND

                           Supplement to Prospectuses
                             Dated November 1, 2002

         The section MANAGING THE FUND; PORTFOLIO MANAGERS is revised in its entirety to read as follows:

Michael T. Kennedy, CFA, a senior vice president of Stein Roe, is co-manager of the Fund and was portfolio manager of the SR&F Intermediate Bond Portfolio (the master fund in which the Fund invested under a master-feeder structure until September 2002) from its inception in 1998 until September 2002. Mr. Kennedy was portfolio manager of the Stein Roe Intermediate Bond Fund from 1988 to January 1998. Mr. Kennedy is a chartered investment counselor.

Thomas A. LaPointe, CFA, a vice president of Stein Roe and a member of its High Yield Portfolio Management Team, has co-managed the Fund since March 2003. Mr. LaPointe joined Colonial Management Associates, Inc. (Colonial), an affiliate of Stein Roe, in February 1999 as a senior member of the Fixed Income Department's research group and has provided high yield analytical support to mutual funds investing in the metals, gaming and European telecom industries. Prior to joining Colonial, Mr. LaPointe was a convertible arbitrage analyst at the Canadian Imperial Bank of Commerce from April 1998 to February 1999, and a high yield analyst at AIG Global Investment Corp. from 1994 to 1998.





                                                                   March 7, 2003